Other Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Text Block [Line Items]
Interest expense on lease liabilities	$ 110	$ 110
Cash outflow for leases	426	455
Variable lease payments not included in the measurement of lease liabilities	276	$ 258
Year 2026 [member]
Text Block [Line Items]
Gross lease liabilities	468
Year 2027 [member]
Text Block [Line Items]
Gross lease liabilities	465
Year 2028 [member]
Text Block [Line Items]
Gross lease liabilities	436
Year 2029 [member]
Text Block [Line Items]
Gross lease liabilities	414
Year 2030 [member]
Text Block [Line Items]
Gross lease liabilities	390
Year 2031 and Thereafter [member]
Text Block [Line Items]
Gross lease liabilities	$ 1,756